Expense Example (, (Short Duration Credit Opportunities Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Short Duration Credit Opportunities Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 370
Expense Example, with Redemption, 3 Years	1,311
Expense Example, with Redemption, 5 Years	2,258
Expense Example, with Redemption, 10 Years	$ 4,658